EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Listed Funds Trust (the “Trust”), supplemental revised risk/return summary information, in interactive data format, for the Trust’s Tactile Analytics AR/VR Virtual Technology ETF (formerly, The WEAR ETF).